General and administrative ("G&A") expenses - Disclosure of detailed information about general and administrative expense (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Selling, general and administrative expense [abstract]
Wages, benefits and consulting	$ (6,276)	$ (6,515)
Office, rent and administration	(1,316)	(1,324)
Professional and legal	(458)	(724)
Share-based compensation	(6,164)	(1,646)
Travel, marketing, investor relations and regulatory	(929)	(745)
Depreciation	(143)	(146)
Total G&A expense	$ (15,286)	$ (11,100)